ACCOUNTS PAYABLE AND OTHER LIABILITIES (Details) - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Accounts payable and accrued liabilities	$ 2,234	$ 2,360
Loans and notes payable	2,699	2,765
Deferred revenue	444	367
Derivative liabilities	465	356
Lease liabilities	35	37
Other liabilities	8	10
Total accounts payable and other liabilities	$ 5,885	$ 5,895